Label	Element	Value
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. | EQUITY GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	ck0000827060_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Equity Growth Fund
Supplement dated January 13, 2023 ■ Prospectus dated November 1, 2022

The advisor has determined to no longer offer G Class shares of the Equity Growth Fund. Therefore, all references to the fund's G Class shares are hereby deleted.